SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2021	May 31, 2020
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ 188	$ 617
Payment of bank advisory fees	(2,890)	0
Accounts payable and other liabilities	(51)	(873)
Net change in non-cash working capital	$ (2,753)	$ (256)